Short-Term Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-Term Borrowings
Short-Term Borrowings
Our short-term borrowings include securities sold under repurchase agreements, short-term borrowings associated with our tax-exempt investment program (more fully described in Note 14), and other short-term borrowings.
Collectively, short-term borrowings had weighted-average interest rates of 0.88% and 0.25% in 2018 and 2017, respectively.
The following table presents information with respect to the amounts outstanding and weighted-average interest rates of the primary components of our short-term borrowings as of and for the years ended December 31:

	2018	2017	2016	2018	2017	2016	2018	2017	2016
(Dollars in millions)	Securities Sold Under Repurchase Agreements			Tax-Exempt Investment Program			Other
Balance as of December 31	$1,082	$2,842	$4,400	$931	$1,078	$1,158	$2,000	$—	$—
Maximum outstanding as of any month-end	3,441	4,302	5,572	1,078	1,158	1,726	2,000	—	29
Average outstanding during the year	2,048	3,683	4,113	1,023	1,127	1,512	nm	1	31
Weighted-average interest rate as of year-end	1.38%	.03%	.04%	1.74%	1.45%	.67%	2.68%	.00%	.00%
Weighted-average interest rate during the year	.62	.05	.02	1.46	.79	.36	nm	.00	.17

nm Not meaningful
Obligations to repurchase securities sold are recorded as a liability in our consolidated statement of condition. U.S. government securities with a fair value of $1.10 billion underlying the repurchase agreements remained in our investment securities portfolio as of December 31, 2018.
The following table presents information about these U.S. government securities and the carrying value of the related repurchase agreements, including accrued interest, as of December 31, 2018.

	U.S. Government Securities Sold		Repurchase Agreements(1)
(In millions)	Amortized Cost	Fair Value	Amortized Cost
Overnight maturity	$1,127	$1,100	$1,082

(1) Collateralized by investment securities.

We maintain an agreement with a clearing organization that enables us to net all securities purchased under resale agreements and sold under repurchase agreements with counterparties that are also members of the clearing organization. As a result of this netting, the average balances of securities purchased under resale agreements and securities sold under repurchase agreements were reduced by $35.74 billion in 2018 compared to $31.15 billion in 2017.
State Street Bank currently maintains a line of credit of CAD 1.40 billion, or approximately $1.03 billion, as of December 31, 2018, to support its Canadian securities processing operations. The line of credit has no stated termination date and is cancelable by either party with prior notice. As of December 31, 2018 and 2017, there was no balance outstanding on this line of credit.